united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Richard Malinowski, Gemini Fund Services, LLC.
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	10/31

Date of reporting period:	4/30/22

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-480-757-4277 www.leadersharesetfs.com

LeaderShares® Activist Leaders® ETF
PORTFOLIO REVIEW
April 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2022, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® Activist Leaders® ETF - NAV	(7.06)%	(4.04)%	26.87%
LeaderShares® Activist Leaders® ETF - Market Price	(7.03)%	(3.85)%	26.92%
S&P 500 Index (b)	(9.65)%	0.21%	15.43%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2022
Percent of
Top 10 Industries	Net Assets
Technology Services	13.6%
Biotech & Pharma	10.4%
Software	10.2%
Chemicals	6.9%
Asset Management	6.8%
Leisure Facilities & Services	6.8%
Technology Hardware	6.8%
Food	3.5%
Machinery	3.5%
Aerospace & Defense	3.4%
Other/Cash and Equivalents	28.1%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO REVIEW
April 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2022, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® AlphaFactor® Tactical Focused ETF - NAV	(4.50)%	(1.15)%	21.72%
LeaderShares® AlphaFactor® Tactical Focused ETF - Market Price	(4.61)%	(1.21)%	21.67%
S&P 500 Index (b)	(9.65)%	0.21%	15.43%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.99% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2022
Percent of
Top 10 Industries	Net Assets
Specialty Finance	13.5%
Retail - Discretionary	10.2%
Insurance	10.1%
Technology Hardware	9.5%
Institutional Financial Services	9.0%
Technology Services	6.6%
Health Care Facilities & Services	6.4%
Wholesale - Discretionary	3.8%
Chemicals	3.7%
Home & Office Products	3.6%
Other/Cash and Equivalents	23.6%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Leadershares® AlphaFactor® US Core Equity ETF
PORTFOLIO REVIEW
April 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2022, compared to its benchmark:

			Annualized	Annualized
	Six Months	One Year	Three Year	Since Inception(a)
LeaderShares® AlphaFactor® US Core Equity ETF - NAV	(8.84)%	(5.05)%	7.80%	6.49%
LeaderShares® AlphaFactor® US Core Equity ETF - Market Price	(8.94)%	(4.96)%	7.83%	6.51%
S&P 500 Index (b)	(9.65)%	0.21%	13.85%	12.07%
AlphaFactor® US Core Equity Index (c)	(8.47)%	(4.19)%	8.86%	7.53%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2022
Percent of
Top 10 Industries	Net Assets
Retail - Discretionary	11.5%
Insurance	8.9%
Chemicals	6.1%
Oil & Gas Producers	6.1%
Specialty Finance	6.0%
Health Care Facilities & Services	4.9%
Banking	4.7%
Steel	4.1%
Leisure Facilities & Services	4.0%
Aerospace & Defense	3.9%
Other/Cash and Equivalents	39.8%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Equity Skew ETF
PORTFOLIO REVIEW
April 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2022, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® Equity Skew ETF - NAV	(12.80)%	(9.73)%	17.41%
LeaderShares® Equity Skew ETF - Market Price	(13.00)%	(9.67)%	17.40%
S&P 500 Index (b)	(9.65)%	0.21%	20.88%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/11/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading May 11, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2022
Percent of
Top 10 Industries	Net Assets
Exchange Traded Funds	44.6%
Software	5.1%
Banking	4.2%
Semiconductors	4.0%
Technology Hardware	3.9%
Biotech & Pharma	2.5%
Internet Media & Services	1.9%
Medical Equipment & Devices	1.9%
Technology Services	1.9%
Retail - Discretionary	1.7%
Other/Cash and Equivalents	28.3%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Dynamic Yield ETF
PORTFOLIO REVIEW
April 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2022, compared to its benchmark:

	Six Months	Since Inception(a)
LeaderShares® Dynamic Yield ETF - NAV	(8.34)%	(7.54)%
LeaderShares® Dynamic Yield ETF - Market Price	(8.61)%	(7.62)%
Bloomberg US Aggregate Bond Index (b)	(9.47)%	(9.32)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (6/28/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading June 28, 2021.

(b)	The Bloomberg U.S. Aggregate Bond Index is a broadbased benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgagebacked securities, asset-backed securities and collateralised mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS
April 30, 2022
Percent of
Top 10 Industries	Net Assets
U.S. Government & Agencies	66.0%
Banking	7.3%
Telecommunications	3.9%
Biotech & Pharma	2.4%
Food	2.1%
Health Care Facilities & Services	2.1%
Institutional Financial Services	2.1%
Software	2.0%
Aerospace & Defense	1.5%
Technology Hardware	1.4%
Other/Cash and Equivalents	9.2%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 3.4%
49,028	Mercury Systems, Inc.(a)	$2,735,272

	ASSET MANAGEMENT - 6.8%
145,592	Invesco Ltd.	2,675,981
87,909	Janus Henderson Group plc	2,679,466
		5,355,447
	AUTOMOTIVE - 3.4%
182,777	Dana, Inc.	2,706,927

	BIOTECH & PHARMA - 10.4%
142,689	Bausch Health Companies, Inc.(a)	2,712,518
160,424	Innoviva, Inc.(a)	2,736,833
231,904	Ironwood Pharmaceuticals, Inc.(a)	2,782,848
		8,232,199
	CHEMICALS - 6.9%
87,518	GCP Applied Technologies, Inc.(a)	2,745,439
80,825	Huntsman Corporation	2,737,543
		5,482,982
	ENGINEERING & CONSTRUCTION - 3.4%
38,504	AECOM	2,716,842

	FOOD - 3.5%
87,184	TreeHouse Foods, Inc.(a)	2,746,296

	HEALTH CARE FACILITIES & SERVICES - 3.3%
142,905	Mednax, Inc.(a)	2,646,601

	HOME & OFFICE PRODUCTS - 3.4%
117,188	Newell Brands, Inc.	2,712,902

	INSURANCE - 3.3%
329,504	eHealth, Inc.(a)	2,652,507

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INTERNET MEDIA & SERVICES - 3.4%
33,872	GoDaddy, Inc., Class A(a)	$2,737,196

	LEISURE FACILITIES & SERVICES - 6.8%
29,818	Papa John’s International, Inc.	2,714,930
47,311	Restaurant Brands International, Inc.	2,700,985
		5,415,915
	MACHINERY - 3.5%
115,976	Welbilt, Inc.(a)	2,739,353

	REAL ESTATE OWNERS & DEVELOPERS - 3.4%
27,063	Howard Hughes Corporation(a)	2,714,148

	SOFTWARE - 10.2%
44,366	CommVault Systems, Inc.(a)	2,706,326
97,726	Evolent Health, Inc., Class A(a)	2,689,420
119,898	LivePerson, Inc.(a)	2,712,093
		8,107,839
	TECHNOLOGY HARDWARE - 6.8%
32,761	Seagate Technology Holdings plc	2,687,712
156,140	Xerox Holdings Corporation	2,716,836
		5,404,548
	TECHNOLOGY SERVICES - 13.6%
483,388	Conduent, Inc.(a)	2,721,474
101,629	Green Dot Corporation, Class A(a)	2,691,136
27,439	Insight Enterprises, Inc.(a)	2,726,614
102,215	Nielsen Holdings plc	2,740,385
		10,879,609
	WHOLESALE - DISCRETIONARY - 3.4%
54,676	LKQ Corporation	2,713,569

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Fair Value
TOTAL COMMON STOCKS (Cost $84,803,830)	$78,700,152

TOTAL INVESTMENTS - 98.9% (Cost $84,803,830)	$78,700,152
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	881,150
NET ASSETS - 100.0%	$79,581,302

LTD	- Limited Company

PLC	- Public Limited Company

Diversification of Assets
Country	% of Net Assets
United States	78.5%
Canada	6.8%
United Kingdom	3.4%
Ireland	3.4%
Jersey	3.4%
Bermuda	3.4%
Total	98.9%
Other Assets Less Liabilities - Net	1.1%
Grand Total	100.0%

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AEROSPACE & DEFENSE - 3.3%
20,540	L3Harris Technologies, Inc.	$4,770,620

	BANKING - 3.1%
54,540	BOK Financial Corporation	4,523,002

	CHEMICALS - 3.7%
52,287	Ashland Global Holdings, Inc.	5,488,566

	CONTAINERS & PACKAGING - 3.1%
41,038	Crown Holdings, Inc.	4,515,822

	ELECTRIC UTILITIES - 2.9%
118,882	Brookfield Renewable Corporation	4,267,864

	HEALTH CARE FACILITIES & SERVICES - 6.4%
20,443	HCA Healthcare, Inc.	4,386,046
37,511	Quest Diagnostics, Inc.	5,020,472
		9,406,518
	HOME & OFFICE PRODUCTS - 3.6%
29,416	Whirlpool Corporation	5,339,592

	INSTITUTIONAL FINANCIAL SERVICES - 9.0%
102,310	Bank of New York Mellon Corporation (The)	4,303,159
46,299	Evercore, Inc., Class A	4,896,119
137,923	Virtu Financial, Inc., Class A	3,983,216
		13,182,494
	INSURANCE - 10.1%
28,220	Assurant, Inc.	5,132,654
164,345	Equitable Holdings, Inc.	4,738,066
77,113	Voya Financial, Inc.	4,868,915
		14,739,635
	OIL & GAS PRODUCERS - 3.6%
59,675	Marathon Petroleum Corporation	5,207,241

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	RETAIL - DISCRETIONARY - 10.2%
24,923	Advance Auto Parts, Inc.	$4,975,378
84,689	Kohl’s Corporation	4,901,799
25,340	Lowe’s Companies, Inc.	5,010,478
		14,887,655
	SPECIALTY FINANCE - 13.5%
117,923	Ally Financial, Inc.	4,712,203
376,168	MGIC Investment Corporation	4,912,754
285,330	SLM Corporation	4,773,571
147,623	Synchrony Financial	5,434,002
		19,832,530
	TECHNOLOGY HARDWARE - 9.5%
141,305	HP, Inc.	5,176,002
52,608	Lumentum Holdings, Inc.(a)	4,272,296
256,725	Xerox Holdings Corporation	4,467,015
		13,915,313
	TECHNOLOGY SERVICES - 6.6%
28,768	CDW Corporation/DE	4,694,362
17,293	Gartner, Inc.(a)	5,024,482
		9,718,844
	TELECOMMUNICATIONS - 3.1%
456,339	Lumen Technologies, Inc.	4,590,770

	TRANSPORTATION EQUIPMENT - 3.3%
129,614	Allison Transmission Holdings, Inc.	4,852,749

	WHOLESALE - DISCRETIONARY - 3.8%
113,247	LKQ Corporation	5,620,449

	TOTAL COMMON STOCKS (Cost $159,479,472)	144,859,664

	TOTAL INVESTMENTS - 98.8% (Cost $159,479,472)	$144,859,664
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	1,706,832
	NET ASSETS - 100.0%	$146,566,496

(a)	Non-income producing security.

 See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9%
	ADVERTISING & MARKETING - 0.9%
16,366	Omnicom Group, Inc.	$1,245,944

	AEROSPACE & DEFENSE - 3.9%
5,589	L3Harris Technologies, Inc.	1,298,101
3,154	Lockheed Martin Corporation	1,362,906
3,111	Northrop Grumman Corporation	1,366,974
18,797	Textron, Inc.	1,301,692
		5,329,673
	ASSET MANAGEMENT - 1.8%
9,732	Affiliated Managers Group, Inc.	1,222,047
4,585	Ameriprise Financial, Inc.	1,217,272
		2,439,319
	AUTOMOTIVE - 0.8%
1,292	Tesla, Inc.(a)	1,125,022

	BANKING - 4.7%
33,695	Bank of America Corporation	1,202,238
32,604	Bank OZK	1,252,646
59,717	First Horizon Corporation	1,336,465
28,760	Wells Fargo & Company	1,254,799
21,186	Zions Bancorp	1,197,221
		6,243,369
	CHEMICALS - 6.1%
13,315	CF Industries Holdings, Inc.	1,289,291
43,969	Chemours Company (The)	1,454,056
12,387	Eastman Chemical Company	1,271,773
37,121	Huntsman Corporation	1,257,288
20,690	Mosaic Company (The)	1,291,470
26,725	Olin Corporation	1,534,016
		8,097,894
	COMMERCIAL SUPPORT SERVICES - 1.1%
53,680	H&R Block, Inc.	1,399,438

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CONSTRUCTION MATERIALS - 2.0%
10,790	Eagle Materials, Inc.	$1,330,623
15,134	Owens Corning	1,376,134
		2,706,757
	CONSUMER SERVICES - 1.0%
21,268	Service Corporation International	1,395,393

	CONTAINERS & PACKAGING - 2.0%
11,141	Crown Holdings, Inc.	1,225,956
8,955	Packaging Corporation of America	1,443,277
		2,669,233
	ELECTRIC UTILITIES - 1.1%
59,923	Vistra Corporation	1,499,273

	ELECTRICAL EQUIPMENT - 1.0%
21,669	A O Smith Corporation	1,266,120

	ENGINEERING & CONSTRUCTION - 1.0%
18,104	AECOM	1,277,418

	FOOD - 1.1%
15,646	Tyson Foods, Inc., Class A	1,457,581

	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
22,114	Louisiana-Pacific Corporation	1,426,795

	HEALTH CARE FACILITIES & SERVICES - 4.9%
12,305	DaVita, Inc.(a)	1,333,492
5,541	HCA Healthcare, Inc.	1,188,822
15,997	Henry Schein, Inc.(a)	1,297,357
5,242	Laboratory Corp of America Holdings(a)	1,259,548
4,573	McKesson Corporation	1,415,846
		6,495,065

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HOUSEHOLD PRODUCTS - 1.0%
15,676	Spectrum Brands Holdings, Inc.	$1,333,557

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
27,782	Bank of New York Mellon Corporation (The)	1,168,511
12,506	Evercore, Inc., Class A	1,322,509
15,925	Morgan Stanley	1,283,396
37,445	Virtu Financial, Inc., Class A	1,081,412
		4,855,828
	INSURANCE - 8.9%
21,546	Aflac, Inc.	1,234,155
22,140	American International Group, Inc.	1,295,411
7,660	Assurant, Inc.	1,393,202
3,933	Berkshire Hathaway, Inc., Class B(a)	1,269,690
19,316	Hartford Financial Services Group, Inc. (The)	1,350,768
21,481	Loews Corporation	1,349,866
19,765	MetLife, Inc.	1,298,165
18,890	Principal Financial Group, Inc.	1,287,165
7,604	Travelers Companies, Inc. (The)	1,300,740
		11,779,162
	LEISURE FACILITIES & SERVICES - 4.0%
3,461	Domino’s Pizza, Inc.	1,169,818
32,734	MGM Resorts International	1,343,403
16,328	Wyndham Hotels & Resorts, Inc.	1,436,211
11,712	Yum! Brands, Inc.	1,370,421
		5,319,853
	MACHINERY - 1.9%
12,816	Crane Company	1,233,284
9,247	Curtiss-Wright Corporation	1,321,488
		2,554,772
	METALS & MINING - 0.8%
15,340	Alcoa Corporation	1,040,052

	OIL & GAS PRODUCERS - 6.1%
33,184	APA Corporation	1,358,221

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	OIL & GAS PRODUCERS - 6.1% (Continued)
13,814	ConocoPhillips	$1,319,513
23,253	Devon Energy Corporation	1,352,627
10,042	Diamondback Energy, Inc.	1,267,602
54,559	Marathon Oil Corporation	1,359,610
16,179	Marathon Petroleum Corporation	1,411,780
		8,069,353
	PUBLISHING & BROADCASTING - 0.9%
7,413	Nexstar Media Group, Inc., Class A	1,174,367

	REAL ESTATE SERVICES - 0.9%
5,777	Jones Lang LaSalle, Inc.(a)	1,263,603

	RETAIL - CONSUMER STAPLES - 2.1%
24,376	Kroger Company	1,315,329
6,507	Target Corporation	1,487,826
		2,803,155
	RETAIL - DISCRETIONARY - 11.5%
13,637	AutoNation, Inc.(a)	1,580,666
681	AutoZone, Inc.(a)	1,331,675
29,052	Bath & Body Works, Inc.	1,536,560
21,306	Builders FirstSource, Inc.(a)	1,311,810
13,840	Dick’s Sporting Goods, Inc.	1,334,453
4,678	Home Depot, Inc.	1,405,271
4,580	Lithia Motors, Inc., A	1,296,735
6,880	Lowe’s Companies, Inc.	1,360,382
2,030	O’Reilly Automotive, Inc.(a)	1,231,297
14,473	Penske Automotive Group, Inc.	1,517,060
9,743	Williams-Sonoma, Inc.	1,271,267
		15,177,176
	SEMICONDUCTORS - 1.8%
10,502	Applied Materials, Inc.	1,158,896
11,733	Teradyne, Inc.	1,237,362
		2,396,258

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SOFTWARE - 1.9%
15,040	Cerner Corporation	$1,408,346
28,163	Teradata Corporation(a)	1,164,540
		2,572,886
	SPECIALTY FINANCE - 6.0%
31,984	Ally Financial, Inc.	1,278,081
7,414	American Express Company	1,295,300
10,610	Capital One Financial Corporation	1,322,218
2,524	Credit Acceptance Corporation(a)	1,293,550
12,612	Discover Financial Services	1,418,346
77,470	SLM Corporation	1,296,073
		7,903,568
	STEEL - 4.1%
9,312	Nucor Corporation	1,441,311
7,552	Reliance Steel & Aluminum Company	1,497,184
16,616	Steel Dynamics, Inc.	1,424,822
37,714	United States Steel Corporation	1,149,900
		5,513,217
	TECHNOLOGY HARDWARE - 3.0%
11,710	Arrow Electronics, Inc.(a)	1,380,141
24,899	Cisco Systems, Inc.	1,219,553
38,472	HP, Inc.	1,409,228
		4,008,922
	TECHNOLOGY SERVICES - 3.0%
7,804	CDW Corporation/DE	1,273,457
4,693	Gartner, Inc.(a)	1,363,551
7,081	Jack Henry & Associates, Inc.	1,342,416
		3,979,424
	TRANSPORTATION & LOGISTICS - 1.8%
37,180	CSX Corporation	1,276,761
5,068	Union Pacific Corporation	1,187,382
		2,464,143
	WHOLESALE - DISCRETIONARY - 1.1%
30,694	LKQ Corporation	1,523,344

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Fair Value
TOTAL COMMON STOCKS (Cost $138,218,336)	$131,806,934

TOTAL INVESTMENTS - 98.9% (Cost $138,218,336)	$131,806,934
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	1,454,012
NET ASSETS - 100.0%	$133,260,946

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6%
	AEROSPACE & DEFENSE - 0.4%
4,023	Aerojet Rocketdyne Holdings, Inc.(a)	$160,839
1,327	AeroVironment, Inc.(a)	106,585
110	L3Harris Technologies, Inc.	25,549
30	TransDigm Group, Inc.(a)	17,844
6,945	Triumph Group, Inc.(a)	156,540
		467,357
	APPAREL & TEXTILE PRODUCTS - 0.6%
2,717	Kontoor Brands, Inc.	107,946
914	NIKE, Inc., Class B	113,976
1,086	Oxford Industries, Inc.	97,306
5,468	Steven Madden Ltd.	224,516
4,133	Wolverine World Wide, Inc.	81,916
		625,660
	ASSET MANAGEMENT - 0.4%
90	Ameriprise Financial, Inc.	23,894
1,696	B Riley Financial, Inc.	76,591
97	BlackRock, Inc.	60,594
3,627	Brightsphere Investment Group, Inc.	72,685
1,471	Charles Schwab Corporation	97,571
207	T Rowe Price Group, Inc.	25,469
745	Virtus Investment Partners, Inc.	131,985
		488,789
	AUTOMOTIVE - 1.3%
1,893	Dorman Products, Inc.(a)	186,877
3,361	Gentherm, Inc.(a)	226,599
1,118	Tesla, Inc.(a)	973,509
1,843	XPEL, Inc.(a)	79,747
		1,466,732
	BANKING - 4.2%
4,038	Ameris Bancorp	168,385
5,778	Axos Financial, Inc.(a)	218,870
6,213	Bancorp, Inc. (The)(a)	140,973
4,422	Bank of America Corporation	157,777
1,571	Banner Corporation	84,363

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	BANKING - 4.2% (Continued)
7,195	Citizens Financial Group, Inc.	$283,482
2,598	Community Bank System, Inc.	167,311
3,181	Customers Bancorp, Inc.(a)	133,825
2,029	Eagle Bancorp, Inc.	102,160
20,708	First BanCorporation	281,835
240	First Republic Bank	35,813
5,779	Flagstar Bancorp, Inc.	203,999
3,379	Hilltop Holdings, Inc.	86,131
2,150	HomeStreet, Inc.	87,269
2,130	Independent Bank Corporation	164,351
1,874	JPMorgan Chase & Company	223,680
2,678	Lakeland Financial Corporation	195,012
3,112	Meta Financial Group, Inc.	135,839
4,505	Pacific Premier Bancorp, Inc.	141,277
970	Park National Corporation	114,315
1,424	Preferred Bank	95,579
3,261	Seacoast Banking Corp of Florida	105,983
5,035	ServisFirst Bancshares, Inc.	404,410
83	Signature Bank	20,107
2,185	Southside Bancshares, Inc.	85,630
79	SVB Financial Group(a)	38,524
2,581	Triumph Bancorp, Inc.(a)	179,225
7,258	United Community Banks, Inc.	218,755
5,201	Veritex Holdings, Inc.	170,853
3,137	WSFS Financial Corporation	125,700
		4,571,433
	BEVERAGES - 0.7%
3,964	Celsius Holdings, Inc.(a)	206,128
462	Coca-Cola Consolidated, Inc.	203,973
1,249	MGP Ingredients, Inc.	114,071
249	Monster Beverage Corporation(a)	21,334
755	PepsiCo, Inc.	129,641
		675,147

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	BIOTECH & PHARMA - 2.5%
1,263	AbbVie, Inc.	$185,509
303	Amgen, Inc.	70,657
2,577	Amphastar Pharmaceuticals, Inc.(a)	91,406
6,463	Avid Bioservices, Inc.(a)	86,992
6,135	Corcept Therapeutics, Inc.(a)	131,964
8,529	Cytokinetics, Inc.(a)	340,050
1,053	Eli Lilly & Company	307,612
1,071	Heska Corporation(a)	117,639
6,479	Innoviva, Inc.(a)	110,532
1,716	Ligand Pharmaceuticals, Inc.(a)	159,348
460	Moderna, Inc.(a)	61,829
2,798	Pacira BioSciences, Inc.(a)	208,647
4,159	Pfizer, Inc.	204,082
2,807	Prestige Consumer Healthcare, Inc.(a)	153,431
142	Regeneron Pharmaceuticals, Inc.(a)	93,594
5,553	Supernus Pharmaceuticals, Inc.(a)	154,929
193	Vertex Pharmaceuticals, Inc.(a)	52,731
6,066	Xencor, Inc.(a)	151,529
407	Zoetis, Inc.	72,141
		2,754,622
	CHEMICALS - 1.4%
102	Albemarle Corporation	19,669
3,380	Balchem Corporation	416,416
2,526	HB Fuller Company	168,484
1,222	Materion Corporation	104,053
854	Quaker Chemical Corporation	138,954
1,931	Rogers Corporation(a)	522,761
167	Sherwin-Williams Company	45,918
812	WD-40 Company	149,392
		1,565,647
	COMMERCIAL SUPPORT SERVICES - 1.0%
4,965	AMN Healthcare Services, Inc.(a)	485,329
2,369	Brady Corporation, Class A	106,013
51	Cintas Corporation	20,260

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.0% (Continued)
943	CorVel Corporation(a)	$146,240
5,602	Korn Ferry	344,187
255	Waste Management, Inc.	41,932
		1,143,961
	CONSUMER SERVICES - 0.2%
1,174	Medifast, Inc.	209,395

	DATA CENTER REIT - 0.0%(b)
51	Equinix, Inc.	36,673

	DIVERSIFIED INDUSTRIALS - 0.0%(b)
160	Illinois Tool Works, Inc.	31,538

	E-COMMERCE DISCRETIONARY - 1.4%
597	Amazon.com, Inc.(a)	1,483,921
648	eBay, Inc.	33,644
182	Etsy, Inc.(a)	16,961
		1,534,526
	ELECTRICAL EQUIPMENT - 1.0%
2,671	AAON, Inc.	130,185
4,113	Advanced Energy Industries, Inc.	314,726
4,756	Alarm.com Holdings, Inc.(a)	290,496
422	Amphenol Corporation, Class A	30,173
1,923	Badger Meter, Inc.	155,167
84	Generac Holdings, Inc.(a)	18,428
184	Keysight Technologies, Inc.(a)	25,810
81	Rockwell Automation, Inc.	20,466
2,005	SPX Corporation(a)	84,010
		1,069,461
	ENGINEERING & CONSTRUCTION - 1.3%
3,717	Comfort Systems USA, Inc.	313,789
5,180	Exponent, Inc.	496,296
2,541	Installed Building Products, Inc.	204,474
1,803	MYR Group, Inc.(a)	142,599

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	ENGINEERING & CONSTRUCTION - 1.3% (Continued)
1,166	NV5 Global, Inc.(a)	$139,687
		1,296,845
	FOOD - 0.4%
671	J & J Snack Foods Corporation	100,449
8,448	Simply Good Foods Company (The)(a)	351,859
		452,308
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
2,076	Boise Cascade Company	156,904
6,614	UFP Industries, Inc.	511,725
		668,629
	GAS & WATER UTILITIES - 0.5%
2,428	American States Water Company	190,986
3,119	California Water Service Group	161,783
924	Chesapeake Utilities Corporation	115,657
1,213	Middlesex Water Company	107,896
		576,322
	HEALTH CARE FACILITIES & SERVICES - 1.0%
3,863	Apollo Medical Holdings, Inc.(a)	140,922
13,334	Community Health Systems, Inc.(a)	102,272
2,758	Ensign Group, Inc. (The)	221,550
1,965	Fulgent Genetics, Inc.(a)	107,839
191	HCA Healthcare, Inc.	40,979
174	IQVIA Holdings, Inc.(a)	37,930
10,203	NeoGenomics, Inc.(a)	96,418
4,765	RadNet, Inc.(a)	92,918
521	UnitedHealth Group, Inc.	264,955
		1,105,783
	HEALTH CARE REIT - 0.1%
4,712	CareTrust REIT, Inc.	76,382

	HOME & OFFICE PRODUCTS - 0.1%
1,653	iRobot Corporation(a)	83,724

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	HOME CONSTRUCTION - 0.7%
909	Cavco Industries, Inc.(a)	$214,751
3,169	Century Communities, Inc.	167,070
2,303	LGI Homes, Inc.(a)	215,814
1,894	Meritage Homes Corporation(a)	156,350
		753,985
	HOUSEHOLD PRODUCTS - 0.3%
4,872	elf Beauty, Inc.(a)	118,536
181	Estee Lauder Companies, Inc., Class A	47,795
1,781	Inter Parfums, Inc.	145,561
		311,892
	INDUSTRIAL INTERMEDIATE PROD - 0.9%
3,554	Chart Industries, Inc.(a)	599,987
6,222	Mueller Industries, Inc.	336,921
		936,908
	INDUSTRIAL REIT - 0.5%
2,769	Innovative Industrial Properties, Inc.	400,370
586	Prologis, Inc.	93,930
		494,300
	INDUSTRIAL SUPPORT SERVICES - 0.2%
1,645	Applied Industrial Technologies, Inc.	172,215
358	Fastenal Company	19,801
57	United Rentals, Inc.(a)	18,042
		210,058
	INFRASTRUCTURE REIT - 0.3%
295	American Tower Corporation, A	71,101
245	Crown Castle International Corporation	45,376
74	SBA Communications Corporation	25,686
14,380	Uniti Group, Inc.	178,168
		320,331
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
456	Goldman Sachs Group, Inc.	139,303
435	Intercontinental Exchange, Inc.	50,377
964	Morgan Stanley	77,689
120	Nasdaq, Inc.	18,884

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.4% (Continued)
1,466	Piper Sandler Cos	$168,562
		454,815
	INSURANCE - 0.4%
118	Arthur J Gallagher & Company	19,882
399	Marsh & McLennan Companies, Inc.	64,518
2,354	Palomar Holdings, Inc.(a)	128,175
3,723	Trupanion, Inc.(a)	236,858
		449,433
	INTERNET MEDIA & SERVICES - 1.9%
400	Alphabet, Inc., Class A(a)	912,876
3,055	Meta Platforms, Inc., Class A(a)	612,436
595	Netflix, Inc.(a)	113,264
2,414	Shutterstock, Inc.	182,788
2,721	TechTarget, Inc.(a)	183,151
502	Twitter, Inc.(a)	24,608
		2,029,123
	LEISURE FACILITIES & SERVICES - 0.8%
23	Chipotle Mexican Grill, Inc.(a)	33,479
6,036	Cinemark Holdings, Inc.(a)	95,731
150	Hilton Worldwide Holdings, Inc.(a)	23,294
1,478	Jack in the Box, Inc.	122,319
437	McDonald’s Corporation	108,883
1,324	Monarch Casino & Resort, Inc.(a)	92,879
2,189	Shake Shack, Inc., Class A(a)	126,590
3,434	St Joe Company (The)	182,722
754	Starbucks Corporation	56,279
185	Yum! Brands, Inc.	21,647
		863,823
	LEISURE PRODUCTS - 0.5%
1,715	LCI Industries	166,904
1,876	Sturm Ruger & Company, Inc.	127,849
5,811	Vista Outdoor, Inc.(a)	204,721
1,782	Winnebago Industries, Inc.	94,767
		594,241

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	MACHINERY - 0.9%
1,706	Albany International Corporation, Class A	$133,443
176	Deere & Company	66,449
3,947	Federal Signal Corporation	134,316
2,715	Franklin Electric Company, Inc.	189,887
3,995	Hillenbrand, Inc.	163,076
2,031	John Bean Technologies Corporation	239,435
674	Lindsay Corporation	91,091
		1,017,697
	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,259	Abbott Laboratories	142,897
242	Agilent Technologies, Inc.	28,863
91	Align Technology, Inc.(a)	26,382
51	Bio-Techne Corporation	19,364
1,916	CONMED Corporation	254,750
571	Danaher Corporation	143,395
120	DexCom, Inc.(a)	49,030
487	Edwards Lifesciences Corporation(a)	51,515
2,417	Glaukos Corporation(a)	114,300
74	IDEXX Laboratories, Inc.(a)	31,856
100	Illumina, Inc.(a)	29,665
315	Intuitive Surgical, Inc.(a)	75,380
3,805	Lantheus Holdings, Inc.(a)	252,690
2,809	Merit Medical Systems, Inc.(a)	174,186
19	Mettler-Toledo International, Inc.(a)	24,273
4,423	Myriad Genetics, Inc.(a)	90,672
174	PerkinElmer, Inc.	25,510
113	ResMed, Inc.	22,597
182	Stryker Corporation	43,909
514	Thermo Fisher Scientific, Inc.	284,200
4,595	Vericel Corporation(a)	130,958
62	Waters Corporation(a)	18,787
93	West Pharmaceutical Services, Inc.	29,301
		2,064,480

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	METALS & MINING - 0.6%
2,169	Encore Wire Corporation	$244,685
857	Freeport-McMoRan, Inc.	34,751
15,685	Livent Corporation(a)	335,032
		614,468
	MORTGAGE FINANCE - 0.1%
12,118	Redwood Trust, Inc.	117,545

	MULTI ASSET CLASS REIT - 0.1%
3,787	Washington Real Estate Investment Trust	91,229

	MULTI ASSET CLASS REITS - 0.3%
3,883	iStar, Inc.	65,390
14,612	Lexington Realty Trust	183,381
		248,771
	OIL & GAS PRODUCERS - 2.3%
4,891	Callon Petroleum Company(a)	250,762
7,555	Civitas Resources, Inc.	442,874
830	Devon Energy Corporation	48,281
227	Diamondback Energy, Inc.	28,654
356	EOG Resources, Inc.	41,567
251	Hess Corporation	25,871
11,664	Matador Resources Company	569,435
474	Occidental Petroleum Corporation	26,113
168	Pioneer Natural Resources Company	39,055
13,011	SM Energy Company	462,281
73,784	Southwestern Energy Company(a)	553,380
		2,488,273
	REAL ESTATE SERVICES - 0.0%(b)
214	CBRE Group, Inc., Class A(a)	17,771

	RENEWABLE ENERGY - 0.0%(b)
170	Enphase Energy, Inc.(a)	27,438

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	RESIDENTIAL REIT - 0.8%
960	Centerspace	$88,570
22,353	Independence Realty Trust, Inc.	609,343
90	Mid-America Apartment Communities, Inc.	17,701
2,315	NexPoint Residential Trust, Inc.	206,405
		922,019
	RETAIL - CONSUMER STAPLES - 0.2%
294	Costco Wholesale Corporation	156,326
360	Target Corporation	82,314
		238,640
	RETAIL - DISCRETIONARY - 1.7%
2,857	Abercrombie & Fitch Company, Class A(a)	98,795
4,959	Academy Sports & Outdoors, Inc.	185,268
1,133	Asbury Automotive Group, Inc.(a)	208,143
26	AutoZone, Inc.(a)	50,842
3,095	Boot Barn Holdings, Inc.(a)	278,736
3,318	Buckle, Inc. (The)	103,057
2,530	GMS, Inc.(a)	121,314
1,093	Home Depot, Inc.	328,337
939	Lowe’s Companies, Inc.	185,668
2,468	MarineMax, Inc.(a)	100,991
91	O’Reilly Automotive, Inc.(a)	55,196
2,543	Sleep Number Corporation(a)	103,144
152	Tractor Supply Company	30,620
		1,850,111
	RETAIL REIT - 0.9%
3,235	Agree Realty Corporation	219,721
6,485	Essential Properties Realty Trust, Inc.	155,640
3,868	Four Corners Property Trust, Inc.	106,215
6,123	Retail Opportunity Investments Corporation	114,071
256	Simon Property Group, Inc.	30,208
10,000	SITE Centers Corporation	159,000
10,831	Tanger Factory Outlet Centers, Inc.	174,704
5,142	Urban Edge Properties	96,104
		1,055,663

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	SELF-STORAGE REIT - 0.0%(b)
170	Extra Space Storage, Inc.	$32,300
116	Public Storage	43,094
		75,394
	SEMICONDUCTORS - 4.0%
2,422	Advanced Micro Devices, Inc.(a)	207,129
1,267	Applied Materials, Inc.	139,813
3,751	Axcelis Technologies, Inc.(a)	204,242
316	Broadcom, Inc.	175,187
2,318	CEVA, Inc.(a)	84,236
3,066	Cohu, Inc.(a)	81,433
5,257	Diodes, Inc.(a)	383,919
5,333	FormFactor, Inc.(a)	203,241
208	KLA Corporation	66,406
6,891	Kulicke & Soffa Industries, Inc.	319,811
194	Lam Research Corporation	90,357
7,938	MaxLinear, Inc., A(a)	379,992
368	Microchip Technology, Inc.	23,994
59	Monolithic Power Systems, Inc.	23,142
3,514	NVIDIA Corporation	651,741
5,272	Onto Innovation, Inc.(a)	375,050
1,629	QUALCOMM, Inc.	227,555
12,082	Rambus, Inc.(a)	300,963
225	Teradyne, Inc.	23,729
615	Texas Instruments, Inc.	104,704
4,929	Ultra Clean Holdings, Inc.(a)	153,637
5,616	Veeco Instruments, Inc.(a)	128,719
		4,349,000
	SOFTWARE - 5.1%
615	Adobe, Inc.(a)	243,509
4,810	Allscripts Healthcare Solutions, Inc.(a)	99,375
69	ANSYS, Inc.(a)	19,023
187	Autodesk, Inc.(a)	35,395
2,192	Bottomline Technologies DE, Inc.(a)	124,111
362	Cadence Design Systems, Inc.(a)	54,608

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	SOFTWARE - 5.1% (Continued)
3,050	Donnelley Financial Solutions, Inc.(a)	$89,274
179	Fortinet, Inc.(a)	51,733
372	Intuit, Inc.	155,775
4,165	LivePerson, Inc.(a)	94,212
10,067	Microsoft Corporation	2,793,793
4,526	Omnicell, Inc.(a)	494,103
2,130	Oracle Corporation	156,342
4,423	Progress Software Corporation	212,216
811	Salesforce, Inc.(a)	142,687
276	ServiceNow, Inc.(a)	131,956
3,613	SPS Commerce, Inc.(a)	432,223
135	Synopsys, Inc.(a)	38,717
5,690	Xperi Holding Corporation	88,764
		5,457,816
	SPECIALTY FINANCE - 0.7%
360	American Express Company	62,896
264	Capital One Financial Corporation	32,900
382	Discover Financial Services	42,960
3,509	Enova International, Inc.(a)	131,237
1,456	Stewart Information Services Corporation	75,130
3,144	Walker & Dunlop, Inc.	376,524
		721,647
	STEEL - 0.2%
6,071	Allegheny Technologies, Inc.(a)	165,010
199	Nucor Corporation	30,801
		195,811
	TECHNOLOGY HARDWARE - 3.9%
12,833	3D Systems Corporation(a)	145,526
5,361	ADTRAN, Inc.	93,228
20,887	Apple, Inc.	3,292,835
297	Arista Networks, Inc.(a)	34,324
2,508	Cisco Systems, Inc.	122,842
13,455	Extreme Networks, Inc.(a)	129,168
10,819	Harmonic, Inc.(a)	89,798

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	TECHNOLOGY HARDWARE - 3.9% (Continued)
783	HP, Inc.	$28,681
1,693	InterDigital, Inc.	96,247
131	Motorola Solutions, Inc.	27,993
15,093	Viavi Solutions, Inc.(a)	216,434
51	Zebra Technologies Corporation, Class A(a)	18,853
		4,295,929
	TECHNOLOGY SERVICES - 1.9%
282	Automatic Data Processing, Inc.	61,527
1,932	CSG Systems International, Inc.	118,760
67	EPAM Systems, Inc.(a)	17,754
165	Equifax, Inc.	33,581
4,079	EVERTEC, Inc.	160,713
3,261	ExlService Holdings, Inc.(a)	443,985
110	Gartner, Inc.(a)	31,961
511	Mastercard, Inc., Class A	185,687
140	Moody’s Corporation	44,307
107	MSCI, Inc.	45,074
213	Paychex, Inc.	26,993
830	PayPal Holdings, Inc.(a)	72,982
3,344	Perficient, Inc.(a)	332,427
284	S&P Global, Inc.	106,926
1,892	TTEC Holdings, Inc.	139,649
109	Verisk Analytics, Inc.	22,241
922	Visa, Inc., Class A	196,506
		2,041,073
	TELECOMMUNICATIONS - 0.7%
11,620	8x8, Inc.(a)	106,555
2,773	Cogent Communications Holdings, Inc.	162,221
25,964	Vonage Holdings Corporation(a)	518,241
		787,017
	TOBACCO & CANNABIS - 0.1%
11,910	Vector Group Ltd.	151,495

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 53.6% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
2,957	ArcBest Corporation	$213,377
235	Expeditors International of Washington, Inc.	23,281
3,019	Forward Air Corporation	292,752
4,495	Matson, Inc.	386,660
138	Old Dominion Freight Line, Inc.	38,657
364	Union Pacific Corporation	85,282
434	United Parcel Service, Inc., Class B	78,111
		1,118,120
	WHOLESALE - CONSUMER STAPLES - 0.2%
5,970	United Natural Foods, Inc.(a)	256,292

	WHOLESALE - DISCRETIONARY - 0.0%(b)
191	Copart, Inc.(a)	21,708
52	Pool Corporation	21,071
		42,779
	TOTAL COMMON STOCKS (Cost $66,319,962)	58,566,321

	EXCHANGE-TRADED FUNDS — 44.6%
	EQUITY - 44.6%
513,088	SPDR Portfolio Emerging Markets ETF	18,625,094
255,474	SPDR Portfolio S&P 500 Value ETF	10,142,318
255,270	SPDR S&P 600 Small Cap Value ETF	19,926,376
	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,584,381)	48,693,788

	TOTAL INVESTMENTS - 98.2% (Cost $118,904,343)	$107,260,109
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	1,948,643
	NET ASSETS - 100.0%	$109,208,752

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.4%
	AEROSPACE & DEFENSE — 1.5%
184,000	Boeing Company (The) Series		4.8750	05/01/25	$186,602
280,000	Boeing Company (The) Series		2.1960	02/04/26	255,727
184,000	Boeing Company (The) Series		5.1500	05/01/30	183,818
132,000	Boeing Company (The) Series		5.7050	05/01/40	132,355
132,000	Boeing Company (The) Series		5.8050	05/01/50	133,016
132,000	Boeing Company (The) Series		5.9300	05/01/60	131,341
184,000	Raytheon Technologies Corporation Series		4.1250	11/16/28	184,482
132,000	Raytheon Technologies Corporation Series		4.5000	06/01/42	131,424
					1,338,765
	BANKING — 7.3%
184,000	Bank of America Corporation (a)	ICE LIBOR USD 3 Month + 1.210%	3.9740	02/07/30	178,163
280,000	Bank of America Corporation		3.3000	01/11/23	282,387
280,000	Bank of America Corporation (a)	US0003M + 0.790%	3.0040	12/20/23	279,423
280,000	Bank of America Corporation (a)	SOFRRATE + 0.960%	1.7340	07/22/27	251,766
280,000	Bank of America Corporation (a)	US0003M + 1.040%	3.4190	12/20/28	265,651
184,000	Bank of America Corporation (a)	US0003M + 1.310%	4.2710	07/23/29	180,920
280,000	Bank of America Corporation (a)	US0003M + 0.990%	2.4960	02/13/31	240,759
280,000	Bank of America Corporation (a)	SOFRRATE + 1.320%	2.6870	04/22/32	240,861
280,000	Bank of America Corporation (a)	SOFRRATE + 1.930%	2.6760	06/19/41	210,540
280,000	Bank of America Corporation (a)	SOFRRATE + 1.580%	3.3110	04/22/42	229,994
184,000	Bank of America Corporation (a)	US0003M + 3.150%	4.0830	03/20/51	166,545
280,000	Citigroup, Inc. (a)	SOFRRATE + 2.842%	3.1060	04/08/26	271,368
184,000	Citigroup, Inc.		4.4500	09/29/27	183,025
184,000	Citigroup, Inc. (a)	SOFRRATE + 3.914%	4.4120	03/31/31	180,128
280,000	Citigroup, Inc. (a)	SOFRRATE + 2.107%	2.5720	06/03/31	240,846
280,000	JPMorgan Chase & Company (a)	SOFRRATE + 1.850%	2.0830	04/22/26	263,640
280,000	JPMorgan Chase & Company (a)	SOFRRATE + 0.885%	1.5780	04/22/27	253,681
280,000	JPMorgan Chase & Company (a)	SOFRRATE + 1.510%	2.7390	10/15/30	249,556

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.4% (Continued)
	BANKING — 7.3% (Continued)
184,000	JPMorgan Chase & Company (a)	SOFRRATE + 3.790%	4.4930	03/24/31	$183,844
280,000	JPMorgan Chase & Company (a)	SOFRRATE + 1.250%	2.5800	04/22/32	240,396
118,000	JPMorgan Chase & Company		6.4000	05/15/38	140,177
184,000	JPMorgan Chase & Company (a)	US0003M + 1.380%	3.9640	11/15/48	163,630
184,000	JPMorgan Chase & Company (a)	SOFRRATE + 1.580%	3.3280	04/22/52	147,690
280,000	Wells Fargo & Company		3.0000	04/22/26	269,738
280,000	Wells Fargo & Company		3.0000	10/23/26	267,846
280,000	Wells Fargo & Company (a)	SOFRRATE + 2.100%	2.3930	06/02/28	255,333
280,000	Wells Fargo & Company (a)	US0003M + 1.170%	2.8790	10/30/30	251,601
280,000	Wells Fargo & Company (a)	SOFRRATE + 2.530%	3.0680	04/30/41	226,241
132,000	Wells Fargo & Company (a)	US0003M + 4.240%	5.0130	04/04/51	138,462
					6,454,211
	BEVERAGES — 0.8%
180,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	178,928
128,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	127,031
128,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	126,648
128,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	131,979
128,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	137,557
					702,143
	BIOTECH & PHARMA — 2.4%
280,000	AbbVie, Inc.		2.6000	11/21/24	273,564
280,000	AbbVie, Inc.		3.6000	05/14/25	278,658
280,000	AbbVie, Inc.		2.9500	11/21/26	268,574
280,000	AbbVie, Inc.		3.2000	11/21/29	261,275
184,000	AbbVie, Inc.		4.0500	11/21/39	169,055
132,000	AbbVie, Inc.		4.2500	11/21/49	121,522
132,000	Amgen, Inc.		4.6630	06/15/51	127,640
118,000	AstraZeneca plc		6.4500	09/15/37	146,061
74,000	Bristol-Myers Squibb Company		3.4000	07/26/29	71,842
132,000	Bristol-Myers Squibb Company		4.2500	10/26/49	127,810
118,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	145,269
118,000	Pfizer, Inc.		7.2000	03/15/39	159,491

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.4% (Continued)
	BIOTECH & PHARMA — 2.4% (Continued)
					$2,150,761
	CABLE & SATELLITE — 0.6%
184,000	Comcast Corporation		4.1500	10/15/28	185,643
36,000	Comcast Corporatio		4.6000	10/15/38	36,037
40,000	Comcast Corporation		4.7000	10/15/48	40,275
160,000	Comcast Corporatio (b)		2.8870	11/01/51	118,917
166,000	Comcast Corporation (b)		2.9370	11/01/56	119,529
					500,401
	DIVERSIFIED INDUSTRIALS — 0.1%
85,000	General Electric Company		6.7500	03/15/32	99,554

	E-COMMERCE DISCRETIONARY — 0.3%
184,000	Amazon.com, Inc.		3.1500	08/22/27	180,486
132,000	Amazon.com, Inc.		4.0500	08/22/47	129,244
					309,730
	FOOD — 2.1%
384,000	Kraft Heinz Foods Company		3.0000	06/01/26	367,696
384,000	Kraft Heinz Foods Company		3.8750	05/15/27	376,386
64,000	Kraft Heinz Foods Company		4.2500	03/01/31	62,167
170,000	Kraft Heinz Foods Company (b)		7.1250	08/01/39	199,546
236,000	Kraft Heinz Foods Company		5.0000	06/04/42	228,039
236,000	Kraft Heinz Foods Company		5.2000	07/15/45	229,134
236,000	Kraft Heinz Foods Company		4.3750	06/01/46	207,446
236,000	Kraft Heinz Foods Company		4.8750	10/01/49	220,175
					1,890,589
	HEALTH CARE FACILITIES & SERVICES — 2.1%
132,000	Cigna Corporation		4.9000	12/15/48	131,806
184,000	Cigna Corporation		4.3750	10/15/28	185,126
132,000	CVS Health Corporation		5.0500	03/25/48	134,096
100,000	CVS Health Corporation		4.3000	03/25/28	100,534
132,000	CVS Health Corporation		4.7800	03/25/38	130,961
132,000	CVS Health Corporation		5.1250	07/20/45	132,641
236,000	HCA, Inc.		5.3750	02/01/25	242,741
236,000	HCA, Inc.		5.8750	02/15/26	244,003

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 2.1% (Continued)
236,000	HCA, Inc. Series		5.6250	09/01/28	$244,223
384,000	HCA, Inc. Series		3.5000	09/01/30	345,232
					1,891,363
	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
280,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	276,271
184,000	Goldman Sachs Group, Inc. (The) (a)	US0003M + 1.301%	4.2230	05/01/29	180,272
280,000	Goldman Sachs Group, Inc. (The) (a)	SOFRRATE + 1.281%	2.6150	04/22/32	237,357
118,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	136,652
118,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	138,430
184,000	Morgan Stanley		3.8750	01/27/26	182,670
280,000	Morgan Stanley (a)	SOFRRATE + 0.879%	1.5930	05/04/27	252,257
184,000	Morgan Stanley (a)	US0003M + 1.628%	4.4310	01/23/30	182,593
280,000	Morgan Stanley GMTN (a)	SOFRRATE + 1.143%	2.6990	01/22/31	246,678
					1,833,180
	LEISURE FACILITIES & SERVICES — 0.0%(c)
9,000	Royal Caribbean Cruises Ltd. Series (b)		5.5000	04/01/28	8,228

	MEDICAL EQUIPMENT & DEVICES — 0.2%
132,000	Abbott Laboratories		4.9000	11/30/46	145,118

	METALS & MINING — 0.3%
236,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	236,275

	OIL & GAS PRODUCERS — 0.7%
9,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	8,160
11,000	ConocoPhillips Company		6.5000	02/01/39	13,646
106,000	ConocoPhillips Company (b)		4.0250	03/15/62	95,298
236,000	Continental Resources Inc. (b)		5.7500	01/15/31	241,958
118,000	Shell International Finance BV		6.3750	12/15/38	144,841
132,000	Shell International Finance BV		4.3750	05/11/45	128,610
					632,513

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(c)
9,000	SBA Communications Corporation (b)		3.1250	02/01/29	$7,733

	RETAIL - DISCRETIONARY — 0.2%
118,000	Home Depot, Inc. (The)		5.8750	12/16/36	139,647

	SEMICONDUCTORS — 0.3%
184,000	Broadcom, Inc. (b)		3.1370	11/15/35	149,045
184,000	Broadcom, Inc. (b)		3.1870	11/15/36	145,721
					294,766
	SOFTWARE — 2.0%
280,000	Microsoft Corporation		2.4000	08/08/26	271,361
184,000	Microsoft Corporation		3.3000	02/06/27	184,535
280,000	Microsoft Corporation		2.5250	06/01/50	211,391
280,000	Microsoft Corporation		2.9210	03/17/52	229,025
294,000	Microsoft Corporation		2.6750	06/01/60	216,898
280,000	Oracle Corporation		2.5000	04/01/25	267,719
294,000	Oracle Corporation		3.6000	04/01/50	211,783
294,000	Oracle Corporation		3.8500	04/01/60	208,975
					1,801,687
	TECHNOLOGY HARDWARE — 1.4%
280,000	Apple, Inc.		2.4000	05/03/23	280,376
280,000	Apple, Inc.		3.2500	02/23/26	279,873
184,000	Apple, Inc.		3.8500	05/04/43	174,632
132,000	Apple, Inc.		4.6500	02/23/46	140,421
132,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	139,564
236,000	Western Digital Corporation		4.7500	02/15/26	234,549
					1,249,415
	TECHNOLOGY SERVICES — 0.5%
280,000	Visa, Inc. Series		3.1500	12/14/25	278,409
132,000	Visa, Inc. Series		4.3000	12/14/45	133,261
					411,670
	TELECOMMUNICATIONS — 3.9%
184,000	AT&T, Inc.		4.3500	03/01/29	186,062
184,000	AT&T, Inc.		4.3000	02/15/30	185,232

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.4% (Continued)
	TELECOMMUNICATIONS — 3.9% (Continued)
172,000	AT&T, Inc.		2.5500	12/01/33	$143,144
172,000	AT&T, Inc.		3.5000	09/15/53	135,589
172,000	AT&T, Inc.		3.5500	09/15/55	133,778
268,000	AT&T, Inc.		3.8000	12/01/57	215,627
172,000	AT&T, Inc.		3.6500	09/15/59	133,454
118,000	British Telecommunications plc		9.6250	12/15/30	151,225
118,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	150,378
118,000	Orange S.A.		9.0000	03/01/31	155,794
184,000	Verizon Communications, Inc.		4.1250	03/16/27	185,047
184,000	Verizon Communications, Inc.		4.3290	09/21/28	185,263
184,000	Verizon Communications, Inc.		4.0160	12/03/29	180,531
280,000	Verizon Communications, Inc.		2.5500	03/21/31	243,712
130,000	Verizon Communications, Inc.		4.5000	08/10/33	130,367
280,000	Verizon Communications, Inc.		3.4000	03/22/41	236,354
130,000	Verizon Communications, Inc.		4.8620	08/21/46	131,576
184,000	Verizon Communications, Inc.		3.5500	03/22/51	152,163
184,000	Verizon Communications, Inc.		3.7000	03/22/61	150,955
184,000	Vodafone Group plc		4.3750	05/30/28	187,258
132,000	Vodafone Group plc		5.2500	05/30/48	132,632
					3,506,141
	TOBACCO & CANNABIS — 0.3%
280,000	BAT Capital Corporation Series		3.5570	08/15/27	261,641

	TRANSPORTATION & LOGISTICS — 0.3%
9,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)		5.5000	04/20/26	8,932
9,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)		5.7500	04/20/29	8,687
236,000	Delta Air Lines, Inc. Series		7.3750	01/15/26	251,616
					269,235
	TOTAL CORPORATE BONDS (Cost $30,536,981)				26,134,766

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.0%
	U.S. TREASURY BILLS — 66.0%
5,941,000	United States Treasury Bill (d)	0.0000	05/12/22	$5,940,768
1,620,000	United States Treasury Bill (d)	0.0000	06/16/22	1,619,109
3,252,000	United States Treasury Bill (d)	0.0000	07/14/22	3,246,896
3,249,000	United States Treasury Bill (d)	0.0000	08/18/22	3,239,357
3,248,000	United States Treasury Bill (d)	0.0000	09/08/22	3,235,663
3,246,000	United States Treasury Bill (d)	0.0000	10/06/22	3,229,685
3,245,000	United States Treasury Bill (d)	0.0000	11/03/22	3,221,852
3,241,000	United States Treasury Bill (d)	0.0000	12/01/22	3,214,298
8,104,000	United States Treasury Bill (d)	0.0000	01/26/23	8,005,961
8,068,000	United States Treasury Bill (d)	0.0000	02/23/23	7,952,999
7,964,000	United States Treasury Note	1.5000	02/29/24	7,802,231
7,986,000	United States Treasury Note	1.5000	02/15/25	7,692,764
110,000	United States Treasury Note	1.6250	05/15/31	99,013
140,000	United States Treasury Note	2.2500	05/15/41	121,682
107,000	United States Treasury Note	2.3750	05/15/51	94,662
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $59,381,872)			58,716,940

	TOTAL INVESTMENTS - 95.4% (Cost $89,918,853)			$84,851,706
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%			4,072,042
	NET ASSETS - 100.0%			$88,923,748

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on April 30, 2022.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is 1,103,594 or 1.2% of net assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Zero coupon bond.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETF's
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2022

		LeaderShares®	LeaderShares®
ASSETS	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
Investment securities:	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
Investments, at cost	$84,803,830	$159,479,472	$138,218,336	$118,904,343	$89,918,853
Investments, at fair value	$78,700,152	$144,859,664	$131,806,934	$107,260,109	$84,851,706
Cash	677,419	1,608,912	1,425,400	1,950,955	3,747,715
Receivable for capital stock sold	—	37,226	—	—	—
Receivable for investments sold	3,573,772	—	—	—	—
Dividends and interest receivable	41,946	183,013	63,383	11,543	326,326
TOTAL ASSETS	82,993,289	146,688,815	133,295,717	109,222,607	88,925,747

LIABILITIES
Payable for investments purchased	3,375,046	45,386	—	—	—
Payable for capital shares redeemed	31,530	—	10,985	—	—
Investment advisory fees payable	5,411	76,933	23,786	13,855	1,999
TOTAL LIABILITIES	3,411,987	122,319	34,771	13,855	1,999
NET ASSETS	$79,581,302	$146,566,496	$133,260,946	$109,208,752	$88,923,748

Net Assets Consist Of:
Paid in capital	$81,197,250	$146,160,294	$142,022,319	$120,021,046	$96,830,544
Accumulated gains (deficit)	(1,615,948)	406,202	(8,761,373)	(10,812,294)	(7,906,796)
NET ASSETS	$79,581,302	$146,566,496	$133,260,946	$109,208,752	$88,923,748

Net Asset Value Per Share:
Net Assets	$79,581,302	$146,566,496	$133,260,946	$109,208,752	$88,923,748
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,400,000	4,525,000	4,350,000	3,650,000	3,900,000
Net asset value (Net Assets ÷ Shares Outstanding)	$33.16	$32.39	$30.63	$29.92	$22.80

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETF's
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2022

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
INVESTMENT INCOME	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
Dividends	$422,512	$1,894,406	$934,140	$909,629	$—
Interest	—	—	—	—	844,716
Less: Foreign withholding expense	(6,886)	(6,493)	(1,648)	(20)	—
TOTAL INVESTMENT INCOME	415,626	1,887,913	932,492	909,609	844,716

EXPENSES
Investment advisory fees	294,914	708,319	496,190	411,554	293,625
TOTAL EXPENSES	294,914	708,319	496,190	411,554	293,625
NET INVESTMENT INCOME	120,712	1,179,594	436,302	498,055	551,091

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,046,474)	(4,312,036)	(8,927,243)	(5,929,181)	(2,849,535)
In-kind redemptions	7,803,465	18,725,416	7,464,377	6,708,460	—
Realized gain (loss) on investments	4,756,991	14,413,380	(1,462,866)	779,279	(2,849,535)
Change in unrealized appreciation (depreciation) on:
Investments	(10,980,624)	(23,606,307)	(12,265,811)	(17,093,594)	(4,719,853)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(6,223,633)	(9,192,927)	(13,728,677)	(16,314,315)	(7,569,388)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,102,921)	$(8,013,333)	$(13,292,375)	$(15,816,260)	$(7,018,297)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
FROM OPERATIONS
Net investment income	$120,712	$13,343
Net realized gain (loss) on investments	(3,046,474)	5,349,722
Net realized gain on in-kind redemptions	7,803,465	13,403,776
Unrealized appreciation (depreciation) on investments	(10,980,624)	4,959,880
Net increase (decrease) in net assets resulting from operations	(6,102,921)	23,726,721

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(5,702,895)	(55,755)
Net decrease in net assets resulting from distributions to shareholders	(5,702,895)	(55,755)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	41,976,183	61,902,239
Cost of shares redeemed	(27,550,212)	(51,125,339)
Net increase in net assets resulting from shares of beneficial interest	14,425,971	10,776,900

TOTAL INCREASE IN NET ASSETS	2,620,155	34,447,866

NET ASSETS
Beginning of Year/Period	76,961,147	42,513,281
End of Year/Period	$79,581,302	$76,961,147

SHARE ACTIVITY
Shares sold	1,175,000	1,825,000
Shares redeemed	(775,000)	(1,575,000)
Net increase in shares of beneficial interest outstanding	400,000	250,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,179,594	$1,514,399
Net realized gain (loss) on investments	(4,312,036)	2,829,623
Net realized gain on in-kind redemptions	18,725,416	16,666,091
Unrealized appreciation (depreciation) on investments	(23,606,307)	9,255,410
Net increase (decrease) in net assets resulting from operations	(8,013,333)	30,265,523

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(4,684,095)	(248,363)
Net decrease in net assets resulting from distributions to shareholders	(4,684,095)	(248,363)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	150,090,081	137,674,873
Cost of shares redeemed	(118,970,177)	(87,118,974)
Net increase in net assets resulting from shares of beneficial interest	31,119,904	50,555,899

TOTAL INCREASE IN NET ASSETS	18,422,476	80,573,059

NET ASSETS
Beginning of Year/Period	128,144,020	47,570,961
End of Year/Period	$146,566,496	$128,144,020

SHARE ACTIVITY
Shares sold	4,225,000	4,575,000
Shares redeemed	(3,350,000)	(2,900,000)
Net increase in shares of beneficial interest outstanding	875,000	1,675,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
FROM OPERATIONS
Net investment income	$436,302	$335,080
Net realized gain (loss) on investments	(8,927,243)	9,442,544
Net realized gain on in-kind redemptions	7,464,377	13,262,681
Unrealized appreciation (depreciation) on investments	(12,265,811)	3,346,892
Net increase (decrease) in net assets resulting from operations	(13,292,375)	26,387,197

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(476,855)	(296,928)
Net decrease in net assets resulting from distributions to shareholders	(476,855)	(296,928)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	91,940,776	159,184,764
Cost of shares redeemed	(68,003,688)	(135,722,428)
Net increase in net assets resulting from shares of beneficial interest	23,937,088	23,462,336

TOTAL INCREASE IN NET ASSETS	10,167,858	49,552,605

NET ASSETS
Beginning of Year/Period	123,093,088	73,540,483
End of Year/Period	$133,260,946	$123,093,088

SHARE ACTIVITY
Shares sold	2,725,000	5,100,000
Shares redeemed	(2,025,000)	(4,425,000)
Net increase in shares of beneficial interest outstanding	700,000	675,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
FROM OPERATIONS
Net investment income	$498,055	$638,335
Net realized gain (loss) on investments	(5,929,181)	8,046,652
Net realized gain on in-kind redemptions	6,708,460	10,990,596
Unrealized appreciation (depreciation) on investments	(17,093,594)	2,836,584
Net increase (decrease) in net assets resulting from operations	(15,816,260)	22,512,167

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(8,797,066)	(3,395,723)
Net decrease in net assets resulting from distributions to shareholders	(8,797,066)	(3,395,723)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	112,184,886	98,072,672
Cost of shares redeemed	(83,841,013)	(65,730,531)
Net increase in net assets resulting from shares of beneficial interest	28,343,873	32,342,141

TOTAL INCREASE IN NET ASSETS	3,730,547	51,458,585

NET ASSETS
Beginning of Year/Period	105,478,205	54,019,620
End of Year/Period	$109,208,752	$105,478,205

SHARE ACTIVITY
Shares sold	3,250,000	2,775,000
Shares redeemed	(2,425,000)	(1,875,000)
Net increase in shares of beneficial interest outstanding	825,000	900,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period *
	Ended	Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
FROM OPERATIONS
Net investment income	$551,091	$424,807
Net realized gain (loss) on investments	(2,849,535)	24,978
Unrealized depreciation on investments	(4,719,853)	(347,294)
Net increase (decrease) in net assets resulting from operations	(7,018,297)	102,491

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(604,125)	(386,865)
Net decrease in net assets resulting from distributions to shareholders	(604,125)	(386,865)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	25,085,041	71,745,503
Net increase in net assets resulting from shares of beneficial interest	25,085,041	71,745,503

TOTAL INCREASE IN NET ASSETS	17,462,619	71,461,129

NET ASSETS
Beginning of Period	71,461,129	—
End of Period	$88,923,748	$71,461,129

SHARE ACTIVITY
Shares sold	1,050,000	2,850,000
Net increase in shares of beneficial interest outstanding	1,050,000	2,850,000

*	Fund commenced operation on June 28, 2021.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	April 30, 2022		October 31, 2021	October 31, 2020 *
	(Unaudited)
Net asset value, beginning of year/period	$38.48		$24.29	$25.00

Activity from investment operations:
Net investment gain (loss) (1)	0.05		0.01	(0.00	) **
Net realized and unrealized gain (loss) on investments	(2.58)		14.21	(0.71)
Total from investment operations	(2.53)		14.22	(0.71)
Less distributions from:
Net investment income	(0.05)		(0.03)	—
Net realized gains	(2.74)		—	—
Total distributions	(2.79)		(0.03)	—

Net asset value, end of year/period	$33.16		$38.48	$24.29

Market price, end of year/period	$33.18		$38.49	$24.30

Total return (2)	(7.06	)% (4)	58.60%	(2.84	)% (4)

Net assets, at end of year/period (000s)	$79,581		$76,961	$42,513

Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75	% (3)
Ratio of net investment income/(loss) to average net assets	0.31	% (3)	0.02%	(0.75	)% (3)
Portfolio Turnover Rate (5)	40	% (4)	49%	3	% (4)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	April 30, 2022		October 31, 2021	October 31, 2020 *
	(Unaudited)
Net asset value, beginning of year/period	$35.11		$24.09	$25.00

Activity from investment operations:
Net investment gain (1)	0.29		0.51	0.03
Net realized and unrealized gain (loss) on investments	(1.79)		10.60	(0.94)
Total from investment operations	(1.50)		11.11	(0.91)
Less distributions from:
Net investment income	(0.46)		(0.09)	—
Net realized gains	(0.76)		—	—
Total distributions	(1.22)		(0.09)	—

Net asset value, end of year/period	$32.39		$35.11	$24.09

Market price, end of year/period	$32.37		$35.13	$24.10

Total return (2)	(4.50	)% (4)	46.20%	(3.64	)% (4)

Net assets, at end of year/period (000s)	$146,566		$128,144	$47,571

Ratio of expenses to average net assets	0.99	% (3)	0.99%	0.99	% (3)
Ratio of net investment income to average net assets	1.65	% (3)	1.53%	16.95	% (3)
Portfolio Turnover Rate (5)	132	% (4)	78%	0	% (4)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Six Months		For the Year	For the Year		For the Year	For the Period
	Ended		Ended	Ended		Ended	Ended
	April 30, 2022		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018*
	(Unaudited)
Net asset value, beginning of year/period	$33.72		$24.72	$25.44		$22.85	$25.00

Activity from investment operations:
Net investment gain (loss) (1)	0.11		0.11	0.17		0.18	(0.00	) **
Net realized and unrealized gain (loss) on investments	(3.08)		8.99	(0.71)		2.58	(2.15)
Total from investment operations	(2.97)		9.10	(0.54)		2.76	(2.15)
Less distributions from:
Net investment income	(0.12)		(0.10)	(0.18)		(0.17)	—
Return of capital	—		—	(0.00	) **	—	—
Total distributions	(0.12)		(0.10)	(0.18)		(0.17)	—

Net asset value, end of year/period	$30.63		$33.72	$24.72		$25.44	$22.85

Market price, end of year/period	$30.65		$33.78	$24.72		$25.45	$22.86

Total return (2)	(8.84	)% (4)	36.84%	(2.09)%		12.16%	(8.60	)% (4)

Net assets, at end of year/period (000s)	$133,261		$123,093	$73,540		$74,412	$50,849

Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75%		0.75%	0.75	% (3)
Ratio of net investment income/(loss) to average net assets	0.66	% (3)	0.35%	0.70%		0.77%	(0.01	)% (3)
Portfolio Turnover Rate (5)	107	% (4)	177%	181%		193%	0	% (4)

*	Fund commenced operation on October 1, 2018.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	April 30, 2022		October 31, 2021	October 31, 2020 *
	(Unaudited)
Net asset value, beginning of year/period	$37.34		$28.06	$25.00
Activity from investment operations:
Net investment gain (1)	0.15		0.28	0.09
Net realized and unrealized gain (loss) on investments	(4.56)		10.67	2.97
Total from investment operations	(4.41)		10.95	3.06
Less distributions from:
Net investment income	(0.26)		(0.26)	—
Net realized gains	(2.75)		(1.41)	—
Total distributions	(3.01)		(1.67)	—

Net asset value, end of year/period	$29.92		$37.34	$28.06

Market price, end of year/period	$29.91		$37.41	$27.83

Total return (2)	(12.80	)% (4)	40.17%	12.24	% (4)

Net assets, at end of year/period (000s)	$109,209		$105,478	$54,020

Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	0.91	% (3)	0.80%	0.71	% (3)
Portfolio Turnover Rate (5)	181	% (4)	58%	57	% (4)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	For the Six Months		For the Period
	Ended		Ended
	April 30, 2022		October 31, 2021 *
	(Unaudited)
Net asset value, beginning of period	$25.07		$25.00

Activity from investment operations:
Net investment gain (1)	0.17		0.18
Net realized and unrealized gain (loss) on investments	(2.36)		0.04
Total from investment operations	(2.19)		0.22
Less distributions from:
Net investment income	(0.07)		(0.15)
Net realized gains	(0.01)		—
Total distributions	(0.08)		(0.15)

Net asset value, end of period	$22.80		$25.07

Market price, end of period	$22.78		$25.12

Total return (2)	(8.34	)% (4)	0.88	% (4)

Net assets, at end of period (000s)	$88,924		$71,461

Ratio of expenses to average net assets	0.75	% (3)	0.75	% (3)
Ratio of net investment income to average net assets	1.41	% (3)	2.11	% (3)
Portfolio Turnover Rate (5)	118	% (4)	3	% (4)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2022

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® Equity Skew ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares® Equity Skew ETF commenced operations May 11, 2020. The LeaderShares® Activist Leaders® ETF and LeaderShares®AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

(which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the Fair Value Committee in ratifying the Fair Value Committee’s application of the fair valuation methodologies employed.

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Funds’ investments measured at fair value:

LeaderShares® Activist Leaders® ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$78,700,152	$—	$—	$78,700,152
Total	$78,700,152	$—	$—	$78,700,152

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$144,859,664	$—	$—	$144,859,664
Total	$144,859,664	$—	$—	$144,859,664

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$131,806,934	$—	$—	$131,806,934
Total	$131,806,934	$—	$—	$131,806,934

LeaderShares® Equity Skew ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$58,566,321	$—	$—	$58,566,321
Exchange Traded Funds	48,693,788	—	—	48,693,788
Total	$107,260,109	—	$—	$107,260,109

LeaderShares® Dynamic Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$26,134,766	$—	$26,134,766
U.S. Government & Agencies	—	58,716,940	—	58,716,940
Total	$—	$84,851,706	$—	$84,851,706

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Dividends and Distributions to Shareholders – For the LeaderShares® AlphaFactor® US Core Equity ETF Fund, dividends from net investment income, if any, are declared and paid quarterly. For the LeaderShares® Activist Leader® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, and the LeaderShares® US Equity Skew ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ October 31, 2022 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases	Sales	Purchases In-Kind	Sales In-Kind
LeaderShares® Activist Leaders® ETF	$23,809,060	$29,857,931	$42,077,022	$27,508,296
LeaderShares® AlphaFactor® Tactical Focused ETF	132,855,387	140,864,934	152,380,671	117,040,801
LeaderShares® AlphaFactor® US Core Equity ETF	111,313,229	109,517,976	89,953,159	67,428,704
LeaderShares® Equity Skew ETF	147,901,945	161,163,651	115,661,597	83,351,872
LeaderShares® Dynamic Yield ETF	49,894,834	50,938,612	24,002,612	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the LeaderShares® Activist Leaders® ETF Fund, LeaderShares® AlphaFactor® Tactical Focused ETF Fund, LeaderShares® AlphaFactor® US Core Equity ETF Fund, LeaderShares® Equity Skew ETF Fund, and LeaderShares® Dynamic Yield ETF Fund pay the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.99%, 0.75%,

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

0.75% and 0.75% respectively of each Funds’ average daily net assets. For the six months (except as indicated) ended April 30, 2022 the Funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders ETF	$294,914
LeaderShares® AlphaFactor® Tactical Focused ETF	708,319
LeaderShares® AlphaFactor® US Core Equity ETF	496,190
LeaderShares® Equity Skew ETF	411,554
LeaderShares® Dynamic Yield ETF	293,625

The Advisor’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Advisor for providing services for the Funds. Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor, its affiliates, and the Funds’ Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Advisor.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with UFS, the advisor on behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Trust. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Funds for serving in such capacity.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the advisor on behalf of the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2022, was as follows:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	purposes	Depreciation	Appreciation	App/Dep
LeaderShares® Activist Leaders® ETF	$85,099,231	$3,195,426	$(9,594,505)	$(6,399,079)
LeaderShares® AlphaFactor® Tactical Focused ETF	159,480,074	4,192,696	(18,813,106)	(14,620,410)
LeaderShares® AlphaFactor® US Core Equity ETF	138,220,438	3,938,690	(10,352,194)	(6,413,504)
LeaderShares® Equity Skew ETF	118,899,842	534,573	(12,174,306)	(11,639,733)
LeaderShares® Dynamic Yield ETF	89,924,755	234	(5,073,283)	(5,073,049)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2021, and October 31, 2020 was as follows:

For the period ended October 31, 2021:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$55,755	$—	$—	$—	$55,755
LeaderShares® AlphaFactor Tactical Focused ETF	248,363	—	—	—	248,363
LeaderShares® AlphaFactor® US Core Equity ETF	296,928	—	—	—	296,928
LeaderShares® Equity Skew ETF	3,395,546	177	—	—	3,395,723
LeaderShares® Dynamic Yield ETF	386,865	—	—	—	386,865

For the period ended October 31, 2020:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$—	$—	$—	$—	$—
LeaderShares® AlphaFactor Tactical Focused ETF	—	—	—	—	—
LeaderShares® AlphaFactor® US Core Equity ETF	546,464	—	6,256	—	552,720
LeaderShares® Equity Skew ETF	—	—	—	—	—
LeaderShares® Dynamic Yield ETF	—	—	—	—	—

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$5,597,048	$11,275	$—	$—	$—	$4,581,545	$10,189,868
LeaderShares® AlphaFactor® Tactical Focused ETF	3,777,220	340,513	—	—	—	8,985,897	13,103,630
LeaderShares® AlphaFactor® US Core Equity ETF	29,053	—	—	(873,503)	—	5,852,307	5,007,857
LeaderShares® Equity Skew ETF	7,126,711	1,220,460	—	—	—	5,453,861	13,801,032
LeaderShares® Dynamic Yield ETF	68,822	—	—	—	—	(353,196)	(284,374)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sale, adjustments for debt modification and adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The LeaderShares® Activist Leaders ETF incurred and elected to defer such capital losses of $33,460.

At October 31, 2021, the LeaderShares® AlphaFactor® US Core Equity ETF and LeaderShares Equity Skew ETF had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
LeaderShares AlphaFactor® US Core Equity ETF	873,503	—	873,503
LeaderShares Equity Skew ETF	59,130	—	59,130

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions and adjustments for prior year tax returns resulted in reclassifications for the Funds for the year ended October 31, 2021 as follows:

	Paid in	Accumulated
Portfolio	Capital	Earnings (Losses)
LeaderShares®Activist Leaders ETF	$13,402,208	$(13,402,208)
LeaderShares® AlphaFactor® Tactical Focused ETF	16,666,091	(16,666,091)
LeaderShares® AlphaFactor® US Core Equity ETF	13,258,270	(13,258,270)
LeaderShares® Equity Skew ETF	10,990,739	(10,990,739)
LeaderShares® Dynamic Yield ETF	—	—

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the tables below:

LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and LeaderShares® Equity Skew ETF

Fee for In-Kind and Cash Purchases	Minimum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Purchases*
$600	0.20%	2.00%

LeaderShares® Dynamic Yield ETF

Fee for In-Kind and Cash Purchases	Minimum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Purchases*
$500	0.20%	2.00%

*	As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. The Risks associated with the Funds’ investments include, but are not limited to:

LeaderShares® Activist Leaders ETF: activist risk, active trading risk, authorized participant concentration risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, gap risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, quantitative investing risk, rules-based strategy risk, sector risk, swap risk, and volatility risk.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies and ETFs Risk, management risk, market capitalization risk, market risk, market events risk, money market instrument risk, new fund risks, quantitative investing risk, rules-based strategy risk, sector risk, swap risk, tactical overlay strategy risk, U.S. Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, derivatives risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index tracking error risk, industrial sectors risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, gap risk, geographic and sector risk, management risk, investment companies and ETFs Risk, foreign (Non-US) investments risk, market capitalization risk, market risk, market events risk, new fund risks, and quantitative investing risk.

LeaderShares® Dynamic Yield ETF: market risk, fixed income securities risk, active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, ETF structure risk, equity risk, fluctuation of net asset value risk, foreign (Non-US) investments risk, future contract risk, gap risk, high yield risk, index risk, investment companies and ETFs risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, model risk, mortgage-backed and asset-backed securities risk, new fund risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, US government securities risk, valuation risk, variable or floating rate securities risk, and volatility risk.

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Advisor cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, Activist Leaders ETF, Tactical Focused ETF, Equity SKEW ETF, and Dynamic Yield are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of Index or may hold securities not included in the Index. Tracking error risk may be heightened during times or market volatility or other unusual market conditions.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

9.	NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LeaderShares® ETF’s
CHANGE IN INDEPENDENT PUBLIC ACCOUNTANT (Unaudited)
April 30, 2022

On April 5, 2022, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”) selected and appointed and recommended Cohen & Company, Ltd. (“Cohen”) as the Funds’ independent registered public accounting firm for the fiscal year ending October 31, 2022, in replacement of Grant Thornton LLP (“GT”), who were dismissed as the independent registered public accounting firm for the Fund.

GT reports on the Funds’ financial statements for either of the past two years did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the years or periods ended prior to October 31, 2022 and the subsequent interim period through April 5, 2022, (i) there were no disagreements between the Funds and GT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of GT, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period and (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the years or periods ended prior to October 31, 2022, and during the subsequent interim period through April 5, 2022, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as described in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K.

LeaderShares® ETF’s
EXPENSE EXAMPLES (Unaudited)
April 30, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	11/1/21	4/30/22	Period	4/30/22	Period

LeaderShares® Activist Leaders® ETF	0.75%	$1,000.00	$961.27	$3.65	$1,021.08	$3.76
LeaderShares® AlphaFactor® Tactical Focused ETF	0.99%	$1,000.00	$972.78	$4.84	$1,019.89	$4.96
LeaderShares® AlphaFactor® US Core Equity ETF	0.75%	$1,000.00	$952.44	$3.63	$1,021.08	$3.76
LeaderShares® Equity Skew ETF	0.75%	$1,000.00	$932.81	$3.59	$1,021.08	$3.76
LeaderShares® Dynamic Yield ETF	0.75%	$1,000.00	$954.92	$3.64	$1,021.08	$3.76

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2022

Approval of Advisory Agreement

LeaderShares ETFs

At a meeting held on December 8-9, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares Activist Leaders ETF, the LeaderShares AlphaFactor Tactical Focused ETF, LeaderShares AlphaFactor US Core Equity ETF and the LeaderShares Equity Skew ETF (each a “LeaderShares ETF” or a “Fund”, and together the “LeaderShares ETFs”). In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to each LeaderShare ETF by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each LeaderShares ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of each LeaderShares ETF as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with the Trust with respect to each of the LeaderShares ETFs, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the LeaderShares ETFs and their background and experience; a summary of the financial condition of

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2022

Redwood; a written report containing Redwood’s performance commentary for the prior quarterly period; Redwood’s compliance policies and procedures, including its business continuity and cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each of the LeaderShares ETFs as compared to other mutual funds or ETFs, as applicable, with similar investment strategies.

In reaching its conclusions with respect to the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used in the LeaderShares ETFs and that the LeaderShares ETFs each employed quantitative and tactical investment elements and require a significant level of sophistication to execute. The Board noted that in addition to the portfolio management functions, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act which included evaluating the regulatory compliance systems of Redwood and procedures reasonably designed to assure compliance with federal securities laws. The Board also considered Redwood’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust CCO’s review and evaluation of the same, by the CCO who found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program, and that Redwood had not had any significant turnover in staff performing compliance and operations functions, as well as made certain process-related enhancements. The Board noted that Redwood appeared to have adequate capacity to operate both its investment and compliance programs, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adopted cybersecurity and business continuity policies and procedures, and that Redwood’s risk management and associated policies appeared to be operating effectively to identify and monitor risks. The Board also considered the financial condition and operations of the Adviser during the COVID-19 pandemic and noted that there had been no material disruption of the Adviser’s services to the LeaderShares ETFs and that the Adviser had continued to provide the same level, nature, extent and quality of services to the LeaderShares ETFs. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the LeaderShares ETFs, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the LeaderShares ETFs.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through discussions and reports during the

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2022

preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the LeaderShares ETFs and that the nature, overall quality and extent of the management services provided by Redwood to the LeaderShares ETFs was satisfactory and reliable.

Performance. In considering each LeaderShares ETF’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each of the LeaderShares ETF’s performance results. Among other data, the Board considered each LeaderShares ETF’s performance as compared to a broad -based index and against a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provider. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. With respect to those LeaderShares ETFs that operated as ETFs, the Board also received discount/premium information, as well as tracking error information for those LeaderShares ETFs passively managed against an index.

With respect to the LeaderShares Activist Leaders ETF, the Board considered that the Fund had commenced operations on October 26, 2020 and reviewed the Fund’s performance for the since inception period ended August 31, 2021 as compared to its Peer Group and the Fund’s Morningstar category (Small Value). The Board considered that the Fund had outperformed the median of the Peer Group and benchmark index (S&P 500), and while it underperformed as compared to the Morningstar category for the same period, the Fund delivered a 58.93% return for its initial period and ranked in the top quartile of its Peer Group. The Board also noted the relatively short performance history of the Fund.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF, the Board considered that the Fund had commenced operations on October 26, 2020 and reviewed the Fund’s performance for the since inception period ended August 31, 2021 as compared to its Peer Group and the Fund’s Morningstar category (Mid-Cap Value). The Board considered that the Fund had outperformed the median of the Peer Group and benchmark index (S&P 500) for this period, and while it underperformed as compared to the Morningstar category median for the same period, the Fund delivered a 50.57% return and was ranked in the top quartile of its Peer Group. The Board also noted the relatively short performance history of the Fund.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2022

With respect to the LeaderShares Equity Skew ETF, the Board considered, among other performance data, the Fund’s performance for the one-year and since inception periods ended August 31, 2021 as compared to its Peer Group and the Fund’s Morningstar category (Mid -Cap Blend). The Board noted that the Fund outperformed its Peer Group median for both the one-year and since inception periods, while underperforming compared to the Morningstar category median for the same periods. The Board also noted the relatively short performance history of the Fund.

With respect to the LeaderShares AlphaFactor US Core Equity ETF, the Board considered the Fund’s performance for the one-year and since inception periods ended August 31, 2021 as compared to its Peer Group and the Fund’s Morningstar category (Large Blend). The Board considered that the Fund had outperformed the median of the Peer Group and Morningstar category for the one -year period and had underperformed each since inception, noting that the Fund has delivered a positive performance track record since its inception. The Board also noted the relatively short performance history of the Fund.

The Board also considered the Adviser’s discussion of each of the LeaderShares ETFs’ performance, including the factors that contributed to any underperformance, as well as the quarterly written report containing Redwood’s performance commentary. The Board noted each LeaderShares ETF’s risk adjusted returns and how each LeaderShares ETF was managed, including whether each LeaderShares ETF was managed according to an index or actively managed by Redwood. The Board also noted that that Redwood was actively monitoring the performance of each LeaderShares ETF. The Board also considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the LeaderShares ETFs was satisfactory or, in the case of longer term underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each LeaderShares ETF’s advisory fee and operating expenses compared to each LeaderShares ETF’s Peer Group and respective Morningstar category.

With respect to the LeaderShares Activist Leaders ETF, the Board noted, among other data, that the Fund’s unitary fee is equal to that of the Peer Group contractual management fee median, although it is higher than the Morningstar category median. The Fund’s net expenses are above the median of the Peer Group and Morningstar category, but not the highest in the category, and are lower than the fees charged to other clients of Redwood for a similar strategy.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2022

With respect to the LeaderShares Equity Skew ETF, the Board noted, among other data, that the unitary fee was above the median of the contractual management fees in the Fund’s Peer Group and Morningstar category and that net total expenses were above the median of both the Fund’s Peer Group and the Morningstar category. The Board also noted, however, that the Fund’s unitary fee was within the range of contractual management fees for others in the Peer Group and net expenses were less than the Morningstar category high and within the range of others in the Peer Group.

With respect to the LeaderShares AlphaFactor US Core Equity ETF, the Board noted, among other data, that the unitary fee was above the median of the contractual management fee and net total expenses of both the Fund’s Peer Group and the Morningstar category, but less than the Morningstar category high and within range of other funds in the Peer Group. The Board also considered Redwood’s commentary regarding differences in the Fund’s strategy from certain of the other funds in the Peer Group as compared to those more closely resembling the Fund’s investment strategy.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF, the Board noted, among other data, that the unitary fee and net total expenses were above the median of both the contractual management fees and net total expenses of the Fund’s Peer Group and the Morningstar category, but within range of other Funds in the Peer Group.

The Board took into account Redwood’s discussion of the LeaderShares ETFs’ expenses. The Board also noted the extent to which the Adviser was reimbursing expenses, which when factored in, causes the total expenses of each LeaderShares ETF to be more competitive compared to the other funds in such LeaderShares ETF’s respective Peer Group.

In considering the level of the advisory fee paid with respect to each of the LeaderShares ETFs, the Board took into account the cost of other accounts managed by Redwood that used a similar strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts and that the fees and expenses of the applicable LeaderShares ETFs generally were lower than those charged to these other accounts.

With respect to the LeaderShares Equity Skew ETF, the Board determined that the services provided by Redwood under the Advisory Agreement with respect to such LeaderShares ETF were in addition to, rather than duplicative of, the advisory services provided to the underlying funds in which such LeaderShares ETF invests.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2022

Based on the factors above, the Board concluded that the advisory fee of each of the LeaderShares ETFs was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the LeaderShares ETFs. The Board reviewed profitability analyses prepared by Redwood based on each LeaderShares ETF’s asset levels and considered the total profits of Redwood from its relationship with each of the LeaderShares ETFs on a Fund-by-Fund basis and for such LeaderShares ETFs in the aggregate. The Board also took into account that Redwood had entered into unitary fee arrangements with respect to those LeaderShares ETFs operating as ETFs under which Redwood reimbursed such LeaderShares ETFs for expenses over the applicable unitary fee rate. The Board concluded that Redwood’s profitability from its relationship with each of the LeaderShares ETFs, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each LeaderShares ETF as each LeaderShares ETF grew and whether fee levels reflected these economies. The Board noted that each LeaderShares ETF’s current advisory fee does not include breakpoints and took into account Redwood’s discussion of the LeaderShares ETFs’ fee structures, including the current size of the LeaderShares ETFs as well as the level of expenses with respect to each LeaderShares ETF. The Board considered the profitability analysis included in the Board Materials and noted that while expenses of managing each LeaderShares ETF as a percentage of assets under management were expected to decrease as each LeaderShares ETF’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once each LeaderShares ETF had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the LeaderShares ETFs. The Board considered that Redwood uses each of the LeaderShares ETFs as components of model portfolios it builds for its clients and that expanding its offering of mutual funds will result in a greater number and type of model portfolios offered by Redwood. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the LeaderShares ETFs.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement with respect to each of

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2022

the LeaderShares ETFs for an additional one-year term was in the best interests of each LeaderShares ETF and its shareholders.

In evaluating each Advisory Agreement’s renewal, the Board considered a variety of factors, including the factors discussed above, conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –	YES	NO
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information
● provide account information or give us your income information
● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness
● affiliates from using your information to market to you
● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-480-757-4277 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-480-757-4277.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

LEADERSHARES-SAR22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: July 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: July 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 11, 2022